CONVERTIBLE LOAN (Details) - Convertible Debt $ / shares in Units, ¥ in Thousands, $ in Millions					12 Months Ended
	Mar. 25, 2018 $ / shares shares	Feb. 12, 2018 USD ($) individual	Mar. 06, 2017 $ / shares shares	Feb. 15, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Feb. 12, 2018 CNY (¥)
Debt Instrument [Line Items]
Change in Fair Value loss | ¥					¥ 6,962	¥ 441
Mr. Luo Shaohu
Debt Instrument [Line Items]
Term of loan				1 year
Loan amount | ¥				¥ 5,000
Debt interest rate				10.00%
Conversion price as percent of next round of financing				80.00%
Preferred Shares issued upon conversion of debt | shares			16,967,466
Conversion price per share as percent of next round of financing | $ / shares			$ 0.0420
2018 Convertible Loan Holders
Debt Instrument [Line Items]
Number of institutional investors | individual		7
Term of loan		18 months
Loan amount		$ 20					¥ 126,206
Debt interest rate		8.00%					8.00%
Conversion price as percent of next round of financing		80.00%
Conversion price as percent of next round of financing if financing occurs after 12 months		70.00%
Preferred Shares issued upon conversion of debt | shares	41,777,981
Conversion price per share as percent of next round of financing | $ / shares	$ 0.4787